ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

7. ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss as of September 30, 2013 are as follows:

	Foreign Currency Translation	Actuarial (Loss) Gain on Post- retirement Benefits	Accumulated Other Comprehensive Loss
Balance January 1, 2013	$23.3	$(231.5)	$(208.2)
Currency translation adjustment, net of tax expense of $3.2	(3.6)	—	(3.6)
Amortization of pension related costs, net of tax benefit of $(0.9)	—	5.8	5.8

Other comprehensive (loss) income	(3.6)	5.8	2.2

Balance September 30, 2013	$19.7	$(225.7)	$(206.0)

16.    ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss as of December 31 2012, 2011 and 2010, respectively, are as follows:

	Foreign Currency Translation	Actuarial (Loss) Gain on Post- retirement Benefits	Prior Service Cost on Post- retirement Benefits	Deferred Loss - Hedging	Accumulated Other Comprehensive Loss
Balance January 1, 2010	$25.7	$(181.6)	$(0.3)	$(1.7)	$(157.9)
Unrealized gains (losses)	7.4	—	—	—	7.4
Reclassifications into net income(b)	—	—	—	1.7	1.7
Amortization of pension related costs(a)	—	5.3	0.1	—	5.4
Pension re-measurement	—	(8.4)	—	—	(8.4)
Pension curtailment gain(c)	—	1.5	—	—	1.5

Balance December 31, 2010	33.1	(183.2)	(0.2)	—	(150.3)
Unrealized gains (losses), net of tax of $1.8 million	(8.3)	—	—	—	(8.3)
Amortization of pension related costs, net of tax of $(2.0) million(a)	—	3.5	0.1	—	3.6
Pension re-measurement, net of tax of $30.1 million	—	(45.9)	—	—	(45.9)

Balance December 31, 2011	24.8	(225.6)	(0.1)	—	(200.9)
Unrealized gains (losses), net of tax of $1.0 million	(1.5)	—	—	—	(1.5)
Amortization of pension related costs, net of tax of $(1.0) million(a)(e)	—	9.4	—	—	9.4
Pension re-measurement, net of tax of $7.2 million	—	(15.4)	—	—	(15.4)
Pension curtailment gain(d)	—	0.1	0.1	—	0.2

Balance December 31, 2012	$23.3	$(231.5)	$—	$—	$(208.2)

(a)	Amounts represent the change in Accumulated Other Comprehensive Loss as a result of the amortization of unrecognized prior service costs and actuarial losses (gains) arising during each year related to the Company’s pension and other post-retirement plans. (See Note 14, “Savings Plan, Pension and Post-retirement Benefits”).

(b)	Amounts related to “Deferred Loss – Hedging” in 2010 represent (1) the reclassification of an unrecognized loss of $0.8 million on the 2008 Interest Rate Swap prior to its expiration in April 2010 from Accumulated Other Comprehensive Loss into earnings due to the discontinuance of hedge accounting as a result of the 2010 refinancing of the 2006 bank term loan facility (see Note 12, “Financial Instruments”) and (2) the reversal of amounts recorded in Accumulated Other Comprehensive Loss pertaining to the net settlement payment of $0.9 million on the 2008 Interest Rate Swap.

(c)	The Company recognized a $1.5 million curtailment gain in 2010, primarily in connection with the amendments to its Canadian defined benefit pension plan in 2010, which reduced pension liability and was recorded as an offset against the net actuarial losses previously reported within Accumulated Other Comprehensive Loss. (See Note 14, “Savings Plan, Pension and Post-retirement Benefits”).

(d)	As a result of the September 2012 Program, the Company recognized a curtailment gain of $1.7 million, partially offset by $0.1 million of accumulated actuarial losses and $0.1 million of prior service costs previously reported within Accumulated Other Comprehensive Loss, for a net gain of $1.5 million, which was recorded within restructuring charges for the year ended December 31, 2012. (See Note 14, “Savings Plan, Pension and Post-retirement Benefits”).

(e)	Included in this amount is a $2.0 million reclassification adjustment recorded in the first quarter of 2012 related to deferred taxes on the amortization of actuarial losses.